Submission	Jan. 24, 2025
Submission [Line Items]
Central Index Key	0000019617
Registrant Name	JPMORGAN CHASE & CO
Registration File Number	333-270004
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES